INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Income tax expense consists of the following:

	Years Ended December 31,
	2021	2020
Current	$6,705	$4,113
Deferred	(973)	(1,587)
Income tax expense	$5,732	$2,526

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the differences as of December 31, 2021 and 2020 is as follows:

	Years Ended December 31,
	2021	2020
Income tax expense at federal statutory rate	$5,102	$3,073
State income tax	879	465
Tax exempt income	(210)	(170)
Nondeductible merger (credit) expenses	134	(685)
Other	(173)	(157)
Income tax expense	$5,732	$2,526

Schedule of Deferred Tax Assets and Liabilities
The components of deferred income taxes are as follows:

	December 31,
	2021	2020
Deferred income tax assets:
Loan loss reserves	$3,812	$2,982
Pre-opening and organization expenses	15	36
Deferred compensation	1,055	904
Intangible assets created from asset purchase	34	40
Loans purchased at a premium	68	142
Restricted stock	40	32
Deferred origination fees	795	642
	5,819	4,778
Deferred income tax liabilities:
Loans purchased at a discount	136	163
Depreciation	325	208
Intangible assets created from stock purchase	393	461
Other	161	115
Unrealized gain on securities available for sale	743	1,122
	1,758	2,069

Net deferred income tax asset	$4,061	$2,709